Deferred tax	12 Months Ended
Dec. 31, 2017
Deferred tax
Deferred tax

22 Deferred tax

	2017	2016
	£m	£m
Deferred tax asset	(1,740)	(1,803)
Deferred tax liability	583	662

Net deferred tax asset	(1,157)	(1,141)

Net deferred tax asset comprised:

					Fair					Tax
		Accelerated			value of	AFS		Cash		losses
		capital		Deferred	financial	financial		flow	Share	carried
	Pension	allowances	Provisions	gains	instruments	assets	Intangibles	hedging	schemes	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	(857)	238	(344)	132	21	100	4	253	(23)	(1,332)	59	(1,749)
Acquisitions and disposals of subsidiaries	(1)	(59)	—	3	—	4	—	—	—	—	1	(52)
(Credit)/charge to income statement	(39)	149	25	(22)	1	(24)	—	(143)	13	317	(51)	226
Charge/(credit) to other comprehensive income	240	—	—	—	—	(9)	—	193	—	—	—	424
Currency translation and other adjustments	(5)	33	(3)	1	—	2	1	(3)	—	(35)	19	10

At 1 January 2017	(662)	361	(322)	114	22	73	5	300	(10)	(1,050)	28	(1,141)
Acquisitions and disposals of subsidiaries	—	(29)	—	—	—	—	—	—	—	—	—	(29)
Charge/(credit) to income statement	3	(126)	55	(45)	(52)	(4)	—	102	1	121	(22)	33
Charge/(credit) to other comprehensive income	266	—	—	(19)	—	23	—	(266)	—	—	—	4
Currency translation and other adjustments	—	(14)	1	3	—	—	—	—	—	(10)	(4)	(24)

At 31 December 2017	(393)	192	(266)	53	(30)	92	5	136	(9)	(939)	2	(1,157)

Deferred tax assets in respect of unused tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2017	2016
	£m	£m
UK tax losses carried forward
- The Royal Bank of Scotland plc	125	182
- National Westminster Bank Plc	541	605
- Ulster Bank Limited	14	14

Total	680	801

Overseas tax losses carried forward
- Ulster Bank Ireland DAC	259	249

	939	1,050

UK tax losses

Under UK tax rules, tax losses can be carried forward indefinitely.  In periods from 1 April 2015, the Finance Act 2015 limits the offset of losses carried forward by UK banks to 50% of profits.  In periods from 1 April 2016, the Finance Act 2016 further limits the offset of losses carried forward by UK banks to 25% of profits.  The main rate of UK Corporation Tax reduced from 20% to 19% from 1 April 2017 and will reduce to 17% from 1 April 2020.  Under the Finance (No 2) Act 2015, tax losses arising prior to 1 January 2016 are given credit in future periods at the main rate of UK corporation tax, excluding the Banking Surcharge rate (8%) introduced by the Act.  Deferred tax assets and liabilities at 31 December 2017 take into account the reduced rates in respect of tax losses and non-banking temporary differences and where appropriate, the banking surcharge inclusive rate in respect of other banking temporary differences.

The Royal Bank of Scotland plc – The Royal Bank of Scotland plc expects that the balance of recognised deferred tax asset at 31 December 2017 of £125 million in respect of tax losses amounting to c. £700 million will be substantially recovered by the end of 2022.  Since 2012 RBS has reported mixed levels of taxable profits and losses because core banking profitability was offset by a series of restructuring plans as the group reshaped to meet commercial and regulatory demands.  In total, £10,247 million of losses have not been recognised in the deferred tax balance at 31 December 2017;  such losses will be available to offset 25% of future taxable profits in excess of those forecast in the closing deferred tax asset.

National Westminster Bank plc – A deferred tax asset of £541 million has been recognised in respect of total losses of £3,092 million. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. National Westminster Bank plc returned to tax profitability during 2015 and expects the deferred tax asset to be substantially consumed by future taxable profits by the end of 2024.  A reduction in annual profits by £120 million would extend the recovery of the deferred tax asset by one year.

Overseas tax losses

Ulster Bank Ireland DAC  – A deferred tax asset of £259 million has been recognised in respect of losses of £2,071 million of total tax losses of £8,596 million carried forward at 31 December 2017. The losses arose principally as a result of significant impairment charges between 2008 and 2013 during challenging economic conditions in the Republic of Ireland; subsequent movements reflect £: € exchange differences. Ulster Bank Ireland DAC returned to profitability during 2014 and expects the deferred tax asset to be substantially consumed by future taxable profits by the end of 2024.

Unrecognised deferred tax

Deferred tax assets of £6,356 million (2016 - £7,940 million; 2015 - £6,349 million) have not been recognised in respect of tax losses and other temporary differences carried forward of £30,049 million (2016 - £33,376 million; 2015 - £27,483 million) in jurisdictions where doubt exists over the availability of future taxable profits.  Of these losses and other temporary differences, £4,335 million expire within five years and £7,208 million thereafter.  The balance of tax losses and other temporary differences carried forward has no expiry date.

Deferred tax liabilities of £255 million (2016 - £258 million; 2015 - £256 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of overseas branches.   Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation.  No taxation is expected to arise in the foreseeable future in respect of held-over gains. Dividends received from overseas are largely exempt from UK tax.